Common shares (Details)					1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 02, 2019 shares	Jul. 31, 2019 $ / shares shares	Jun. 26, 2019 $ / shares	Jun. 21, 2019 $ / shares	Jun. 30, 2019	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 shares	Dec. 31, 2019 USD ($) $ / shares shares	Sep. 27, 2019 USD ($) $ / shares shares	Sep. 26, 2019 USD ($) $ / shares shares	May 30, 2018 $ / shares shares	Mar. 23, 2018 $ / shares shares
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Common stock, par value (in dollars per share) | $ / shares			$ 0.05	$ 0.01		$ 0.05		$ 0.05	$ 0.05	$ 0.05
Authorized share capital (in shares)						125,000,000		137,500,000	137,500,000	125,000,000	1,528,065	9,341,500
Authorized share capital | $						$ 6,300,000		$ 6,900,000	$ 6,875,000	$ 6,250,000
Issued and fully paid share capital (in shares)						106,528,065	95,658,500	112,278,065
Issued and fully paid share capital | $						$ 5,300,000		$ 5,600,000
Treasury shares held by company (in shares)						1,459,714		1,459,714
Treasury shares held by company | $						$ (100,000)		$ (100,000)
Outstanding shares in issue (in shares)						105,068,351		110,818,351
Outstanding shares in issue | $						$ 5,300,000		$ 5,600,000
Issuance of new shares (in shares)		5,000,000
Subscription price (in dollars per share) | $ / shares		$ 9.30									$ 23.00	$ 23.00
Stock conversion ratio (in shares)			0.20	0.20	0.2
Purchase of shares (in shares)	750,000						100,000
Director [Member]
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Treasury stock issued (in shares)						14,285